Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital	Units to be issued	Warrants	Contributedsurplus	Fair value reserve of financial asset at FVOCI	Deficit	Total
Balance as of beginning (in shares) at Dec. 31, 2023	135,502,838
Balance as of beginning at Dec. 31, 2023	$ 13,413,478			$ 1,165,145		$ (13,159,685)	$ 1,418,938
Units issuance (in shares)	22,500,000						22,500,000
Units issuance	$ 891,893		$ 608,107				$ 1,500,000
Units issuance costs	$ (1,200)						(1,200)
Share-based payments				399,843			399,843
Exercise of options (in shares)	250,000
Exercise of options	$ 46,381			(24,881)			$ 21,500
Exercise of warrants (in shares)	6,400,000	50,000					6,450,000
Exercise of warrants	$ 1,112,042	$ 8,688	(153,230)				$ 967,500
Total comprehensive loss						(2,968,738)	(2,968,738)
Balance as of ending (in shares) at Dec. 31, 2024	164,652,838	50,000
Balance as of ending at Dec. 31, 2024	$ 15,462,594	$ 8,688	454,877	1,540,107		(16,128,423)	$ 1,337,843
Units issuance (in shares)	21,333,333	(50,000)					21,333,333
Units issuance	$ 11,755,676	$ (8,688)	10,253,012				$ 22,000,000
Units issuance costs	$ (1,668,201)						(1,668,201)
Share-based payments				6,833,614			6,833,614
Exercise of options (in shares)	2,212,500
Exercise of options	$ 999,078			(441,328)			$ 557,750
Exercise of warrants (in shares)	30,389,999						30,389,999
Exercise of warrants	$ 31,561,309		(8,130,276)				$ 23,431,033
Total comprehensive loss					$ 295,240	(10,548,287)	(10,253,047)
Balance as of ending (in shares) at Dec. 31, 2025	218,588,670
Balance as of ending at Dec. 31, 2025	$ 58,110,456		$ 2,577,613	$ 7,932,393	$ 295,240	$ (26,676,710)	$ 42,238,991